UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Segall Bryant & Hamill All Cap Fund

(SBHAX)

Segall Bryant & Hamill Small Cap Value Fund

(SBHVX)

SEMI-ANNUAL REPORT

December 31, 2017

Segall Bryant & Hamill Funds

Each a series of Investment Managers Series Trust

Table of Contents

Segall Bryant & Hamill All Cap Fund
Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Segall Bryant & Hamill Small Cap Value Fund
Schedule of Investments	9
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	17
Supplemental Information	24
Expense Examples	27

This report and the financial statements contained herein are provided for the general information of the shareholders of the Segall Bryant & Hamill Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.sbhfunds.com

Segall Bryant & Hamill All Cap Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 96.0%
	Consumer Discretionary – 15.0%
2,066	Amazon.com, Inc.*	$2,416,125
28,197	Aramark	1,205,140
16,300	CBS Corp. - Class B	961,700
40,614	Comcast Corp. - Class A	1,626,591
21,255	Healthcare Services Group, Inc.	1,120,564
35,360	LKQ Corp.*	1,438,091
20,220	Starbucks Corp.	1,161,234
14,930	TJX Cos., Inc.	1,141,548
		11,070,993
	Consumer Staples – 4.6%
13,503	Estee Lauder Cos., Inc. - Class A	1,718,122
8,304	McCormick & Co., Inc.	846,261
16,714	TreeHouse Foods, Inc.*	826,674
		3,391,057
	Energy – 4.1%
12,279	Concho Resources, Inc.*	1,844,551
23,477	Halliburton Co.	1,147,321
		2,991,872
	Financials – 17.6%
31,349	Air Lease Corp. - Class A	1,507,573
24,825	American International Group, Inc.	1,479,074
5,672	Berkshire Hathaway, Inc. - Class B*	1,124,304
30,136	Citizens Financial Group, Inc.	1,265,109
7,267	First Republic Bank	629,613
80,485	FNB Corp.	1,112,303
22,141	FNF Group	868,813
15,209	JPMorgan Chase & Co.	1,626,450
9,982	Reinsurance Group of America, Inc.	1,556,493
15,915	Visa, Inc. - Class A	1,814,628
		12,984,360
	Health Care – 17.4%
15,795	Baxter International, Inc.	1,020,989
5,912	Bio-Techne Corp.	765,900
16,716	Catalent, Inc.*	686,693
12,665	Danaher Corp.	1,175,565
33,946	Hologic, Inc.*	1,451,192
5,265	ICU Medical, Inc.*	1,137,240
10,516	Johnson & Johnson	1,469,296
2,004	Mettler-Toledo International, Inc.*	1,241,518
5,388	Thermo Fisher Scientific, Inc.	1,023,073
8,111	UnitedHealth Group, Inc.	1,788,151

Segall Bryant & Hamill All Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
14,329	Zoetis, Inc.	$1,032,261
		12,791,878
	Industrials – 12.8%
10,368	Dover Corp.	1,047,064
10,318	Honeywell International, Inc.	1,582,369
10,700	Ingersoll-Rand PLC[1]	954,333
6,854	Parker-Hannifin Corp.	1,367,921
26,682	Quanta Services, Inc.*	1,043,533
7,092	Raytheon Co.	1,332,232
4,725	Roper Industries, Inc.	1,223,775
4,990	Watsco, Inc.	848,500
		9,399,727
	Materials – 3.4%
12,893	Avery Dennison Corp.	1,480,890
10,856	FMC Corp.	1,027,629
		2,508,519
	Technology – 21.1%
12,606	Adobe Systems, Inc.*	2,209,076
2,020	Alphabet, Inc. - Class C*	2,113,728
16,998	Amphenol Corp. - Class A	1,492,424
13,232	Apple, Inc.	2,239,251
17,497	Black Knight, Inc.*	772,493
25,523	FLIR Systems, Inc.	1,189,882
21,458	Guidewire Software, Inc.*	1,593,471
50,407	Integrated Device Technology, Inc.*	1,498,600
9,259	Microchip Technology, Inc.	813,681
13,142	Red Hat, Inc. *	1,578,354
		15,500,960
	Total Common Stocks (Cost $54,654,062)	70,639,366

Principal Amount

	Short-Term Investments – 4.1%
$2,974,389	UMB Money Market Fiduciary, 0.01%[2]	2,974,389

	Total Short-Term Investments (Cost $2,974,389)	2,974,389

Segall Bryant & Hamill All Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2017 (Unaudited)

Value
Total Investments – 100.1% (Cost $57,628,451)	$73,613,755
Liabilities in Excess of Other Assets – (0.1)%	(43,844)

Total Net Assets – 100.0%	$73,569,911

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund

SUMMARY OF INVESTMENTS

As of December 31, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	21.1%
Financials	17.6%
Health Care	17.4%
Consumer Discretionary	15.0%
Industrials	12.8%
Consumer Staples	4.6%
Energy	4.1%
Materials	3.4%
Total Common Stocks	96.0%
Total Short-Term Investments	4.1%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2017 (Unaudited)

Assets:
Investments, at value (cost $57,628,451)	$73,613,755
Receivables:
Fund shares sold	14,108
Dividends and interest	19,812
Prepaid expenses	8,140
Total assets	73,655,815

Liabilities:
Payables:
Fund shares redeemed	5,040
Advisory fees	33,493
Shareholder servicing fees (Note 7)	4,964
Fund administration fees	8,842
Auditing fees	8,791
Fund accounting fees	6,571
Transfer agent fees and expenses	6,290
Custody fees	4,609
Chief Compliance Officer fees	673
Trustees' fees and expenses	651
Trustees' Deferred Compensation (Note 3)	599
Accrued other expenses	5,381
Total liabilities	85,904

Net Assets	$73,569,911

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$57,675,114
Accumulated net investment loss	(47,723)
Accumulated net realized loss on investments	(42,784)
Net unrealized appreciation on investments	15,985,304
Net Assets	$73,569,911

Number of shares issued and outstanding	5,110,560
Net asset value per share	$14.40

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2017 (Unaudited)

Investment Income:
Dividends	$326,766
Interest	230
Total investment income	326,996

Expenses:
Advisory fees	275,269
Fund administration fees	35,672
Shareholder servicing fees (Note 7)	30,627
Fund accounting fees	23,628
Transfer agent fees and expenses	15,771
Registration fees	11,594
Legal fees	9,023
Auditing fees	8,948
Shareholder reporting fees	8,571
Custody fees	6,885
Miscellaneous	3,630
Trustees' fees and expenses	3,529
Chief Compliance Officer fees	2,685
Insurance fees	646

Total expenses	436,478
Advisory fees waived	(76,007)
Net expenses	360,471
Net investment loss	(33,475)

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(36,256)
Net change in unrealized appreciation/depreciation on investments	5,514,264
Net realized and unrealized gain on investments	5,478,008

Net Increase in Net Assets from Operations	$5,444,533

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(33,475)	$(9,628)
Net realized gain (loss) on investments	(36,256)	455,655
Net change in unrealized appreciation/depreciation on investments	5,514,264	6,275,041
Net increase in net assets resulting from operations	5,444,533	6,721,068

Distributions to Shareholders:
From net investment income	-	(13,583)
From net realized gain	(406,281)	-
Total distributions to shareholders	(406,281)	(13,583)

Capital Transactions:
Net proceeds from shares sold	8,078,673	20,502,187
Reinvestment of distributions	404,723	13,529
Cost of shares redeemed[1]	(3,414,547)	(5,975,893)
Net increase in net assets from capital transactions	5,068,849	14,539,823

Total increase in net assets	10,107,101	21,247,308

Net Assets:
Beginning of period	63,462,810	42,215,502
End of period	$73,569,911	$63,462,810

Accumulated net investment loss	$(47,723)	$(14,248)

Capital Share Transactions:
Shares sold	584,073	1,650,592
Shares reinvested	28,028	1,091
Shares redeemed	(248,694)	(477,020)
Net increase in capital share transactions	363,407	1,174,663

[1]	Net of redemption fee proceeds of $1,374 and $1,174, respectively.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended December 31, 2017	For the Year Ended June 30,			For the Period July 31, 2013* through
	(Unaudited)	2017	2016	2015	June 30, 2014
Net asset value, beginning of period	$13.37	$11.82	$12.25	$11.44	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)	- [2]	- [2]	(0.01)	(0.02)
Net realized and unrealized gain on investments	1.12	1.55	- [2]	0.94	1.46
Total from investment operations	1.11	1.55	-	0.93	1.44

Less Distributions:
From net investment income	-	- [2]	-	-	-
From net realized gain	(0.08)	-	(0.43)	(0.12)	-
Total distributions	(0.08)	-	(0.43)	(0.12)	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$14.40	$13.37	$11.82	$12.25	$11.44

Total return[3]	8.30%[4]	13.14%	0.07%	8.28%	14.40%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$73,570	$63,463	$42,216	$18,468	$16,074

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.28%[6]	1.40%	1.69%	2.12%	2.64%[6]
After fees waived and expenses absorbed	1.06%[5,6]	1.10%	1.10%	1.10%	1.10%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.32)%[6]	(0.32)%	(0.59)%	(1.09)%	(1.76)%[6]
After fees waived and expenses absorbed	(0.10)%[6]	(0.02)%	0.00%	(0.07)%	(0.22)%[6]

Portfolio turnover rate	16%[4]	38%	33%	46%	36%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor has agreed to voluntarily waive its fees to ensure that the total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.98% of the average daily net assets. Prior to November 1, 2017, the annual operating expense limit was 0.85%. Please see Note 3 for additional information.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 94.9%
	Consumer Discretionary – 10.1%
37,090	Bloomin' Brands, Inc.	$791,500
6,280	Buffalo Wild Wings, Inc.*	981,878
88,950	Chico's FAS, Inc.	784,539
11,355	Deckers Outdoor Corp.*	911,239
36,470	DSW, Inc. - Class A	780,823
46,531	HMS Holdings Corp.*	788,700
14,224	Huron Consulting Group, Inc.*	575,361
9,363	Jack in the Box, Inc.	918,604
61,999	Quanex Building Products Corp.	1,450,776
60,436	Red Lion Hotels Corp.*	595,295
		8,578,715
	Consumer Staples – 4.9%
51,408	Dean Foods Co.	594,276
15,312	Energizer Holdings, Inc.	734,670
8,018	Lancaster Colony Corp.	1,036,006
20,821	Snyders-Lance, Inc.	1,042,715
16,243	TreeHouse Foods, Inc.*	803,379
		4,211,046
	Energy – 2.2%
34,892	Newfield Exploration Co.*	1,100,145
14,821	PDC Energy, Inc.*	763,874
		1,864,019
	Financials – 20.5%
27,572	Ameris Bancorp	1,328,970
31,633	Chimera Investment Corp. - REIT	584,578
27,800	Enterprise Financial Services Corp.	1,255,170
42,522	Equity Commonwealth - REIT*	1,297,346
35,099	First Busey Corp.	1,050,864
34,737	First Horizon National Corp.	694,393
21,390	IBERIABANK Corp.	1,657,725
27,805	Lakeland Financial Corp.	1,348,265
33,702	National Bank Holdings Corp. - Class A	1,092,956
46,580	Physicians Realty Trust - REIT	837,974
26,951	Renasant Corp.	1,102,026
43,583	Seacoast Banking Corp. of Florida*	1,098,728
37,116	TFS Financial Corp.	554,513
54,394	Umpqua Holdings Corp.	1,131,395
36,793	United Community Banks, Inc.	1,035,355
32,228	WesBanco, Inc.	1,310,068
		17,380,326

Segall Bryant & Hamill Small Cap Value Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Health Care – 10.2%
41,499	AngioDynamics, Inc.*	$690,128
27,029	Envision Healthcare Corp.*	934,122
28,762	Haemonetics Corp.*	1,670,497
137,343	Harvard Bioscience, Inc.*	453,232
59,748	Horizon Pharma PLC*1	872,321
55,144	Orthofix International N.V.*1	3,016,377
35,435	Premier, Inc. - Class A*	1,034,348
		8,671,025
	Industrials – 21.5%
17,511	Astec Industries, Inc.	1,024,394
31,245	AZZ, Inc.	1,596,619
7,966	EMCOR Group, Inc.	651,221
11,096	EnerSys, Inc.	772,614
27,805	ESCO Technologies, Inc.	1,675,251
12,585	Esterline Technologies Corp.*	940,100
41,824	FTI Consulting, Inc.*	1,796,759
258,107	Great Lakes Dredge & Dock Corp.*	1,393,778
24,986	ITT, Inc.	1,333,503
7,216	Orbital ATK, Inc.	948,904
11,070	Oshkosh Corp.	1,006,152
100,486	Spartan Motors, Inc.	1,582,655
91,562	SPX Corp.*	2,874,131
9,311	Watts Water Technologies, Inc. - Class A	707,170
		18,303,251
	Materials – 8.8%
64,145	Bemis Co., Inc.	3,065,490
93,580	Innophos Holdings, Inc.	4,372,993
		7,438,483
	Technology – 13.8%
23,639	Cray, Inc.*	572,064
63,964	FLIR Systems, Inc.	2,982,002
63,628	Infinera Corp.*	402,765
118,865	KeyW Holding Corp.*	697,737
113,548	Marchex, Inc. - Class B*	366,760
66,506	Nuance Communications, Inc.*	1,087,373
77,828	Oclaro, Inc.*	524,561
93,864	Pitney Bowes, Inc.	1,049,399
28,452	Progress Software Corp.	1,211,202
264,962	Seachange International, Inc.*	1,041,301
333,512	ServiceSource International, Inc.*	1,030,552
29,534	Xperi Corp.	720,630
		11,686,346

Segall Bryant & Hamill Small Cap Value Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Utilities – 2.9%
16,192	American States Water Co.	$937,679
20,692	New Jersey Resources Corp.	831,818
16,528	PNM Resources, Inc.	668,558
		2,438,055
	Total Common Stocks (Cost $70,532,906)	80,571,266

Principal Amount

	Short-Term Investments – 5.3%
$4,505,303	UMB Money Market Fiduciary, 0.01%[2]	4,505,303

	Total Short-Term Investments (Cost $4,505,303)	4,505,303

	Total Investments – 100.2% (Cost $75,038,209)	85,076,569
	Liabilities in Excess of Other Assets – (0.2)%	(145,609)

	Total Net Assets – 100.0%	$84,930,960

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund

SUMMARY OF INVESTMENTS

As of December 31, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	21.5%
Financials	20.5%
Technology	13.8%
Health Care	10.2%
Consumer Discretionary	10.1%
Materials	8.8%
Consumer Staples	4.9%
Utilities	2.9%
Energy	2.2%
Total Common Stocks	94.9%
Total Short-Term Investments	5.3%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2017 (Unaudited)

Assets:
Investments, at value (cost $75,038,209)	$85,076,569
Receivables:
Fund shares sold	16,360
Dividends and interest	60,899
Prepaid expenses	8,602
Total assets	85,162,430

Liabilities:
Payables:
Investment securities purchased	108,406
Fund shares redeemed	35,906
Advisory fees	41,701
Shareholder servicing fees (Note 7)	5,261
Fund administration fees	9,693
Auditing fees	8,791
Fund accounting fees	6,341
Transfer agent fees and expenses	5,539
Custody fees	3,663
Trustees' fees and expenses	1,286
Chief Compliance Officer fees	1,141
Trustees' deferred compensation (Note 3)	601
Accrued other expenses	3,141
Total liabilities	231,470

Net Assets	$84,930,960

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$74,566,582
Accumulated net investment loss	(704)
Accumulated net realized gain on investments	326,722
Net unrealized appreciation on investments	10,038,360
Net Assets	$84,930,960

Number of shares issued and outstanding	6,795,162
Net asset value per share	$12.50

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2017 (Unaudited)

Investment Income:
Dividends	$462,211
Interest	244
Total investment income	462,455

Expenses:
Advisory fees	290,002
Fund administration fees	36,069
Shareholder servicing fees (Note 7)	28,265
Fund accounting fees	23,458
Registration fees	18,551
Transfer agent fees and expenses	16,017
Custody fees	9,678
Auditing fees	8,948
Legal fees	8,571
Shareholder reporting fees	6,352
Trustees' fees and expenses	3,529
Miscellaneous	3,226
Chief Compliance Officer fees	2,685
Insurance fees	655

Total expenses	456,006
Advisory fees waived	(85,549)
Net expenses	370,457
Net investment income	91,998

Realized and Unrealized Gain on Investments:
Net realized gain on investments	2,082,814
Net change in unrealized appreciation/depreciation on investments	4,538,774
Net realized and unrealized gain on investments	6,621,588

Net Increase in Net Assets from Operations	$6,713,586

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$91,998	$52,793
Net realized gain on investments	2,082,814	3,882,539
Net change in unrealized appreciation/depreciation on investments	4,538,774	4,388,583
Net increase in net assets resulting from operations	6,713,586	8,323,915

Distributions to Shareholders:
From net investment income	(137,018)	(32,471)
From net realized gain	(5,250,629)	(98,211)
Total distributions to shareholders	(5,387,647)	(130,682)

Capital Transactions:
Net proceeds from shares sold	20,773,101	17,838,538
Reinvestment of distributions	4,947,594	118,102
Cost of shares redeemed[1]	(5,187,646)	(6,182,672)
Net increase in net assets from capital transactions	20,533,049	11,773,968

Total increase in net assets	21,858,988	19,967,201

Net Assets:
Beginning of period	63,071,972	43,104,771
End of period	$84,930,960	$63,071,972

Accumulated net investment income (loss)	$(704)	$44,316

Capital Share Transactions:
Shares sold	1,632,362	1,538,323
Shares reinvested	395,491	9,728
Shares redeemed	(416,360)	(535,336)
Net increase in capital share transactions	1,611,493	1,012,715

[1]	Net of redemption fee proceeds of $849 and $6,901, respectively.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months Ended December 31, 2017	For the Year Ended June 30,			For the Period July 31, 2013* through
	(Unaudited)	2017	2016	2015	June 30, 2014
Net asset value, beginning of period	$12.17	$10.33	$11.45	$11.39	$10.00
Income from Investment Operations:
Net investment income[1]	0.02	0.01	0.03	0.02	0.03
Net realized and unrealized gain (loss) on investments	1.16	1.86	(0.58)	0.53	1.45
Total from investment operations	1.18	1.87	(0.55)	0.55	1.48

Less Distributions:
From net investment income	(0.02)	(0.01)	(0.02)	(0.01)	(0.02)
From net realized gain	(0.83)	(0.02)	(0.55)	(0.48)	(0.07)
Total distributions	(0.85)	(0.03)	(0.57)	(0.49)	(0.09)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$12.50	$12.17	$10.33	$11.45	$11.39

Total return[3]	9.67%[4]	18.07%	(4.68)%	5.21%	14.88%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$84,931	$63,072	$43,105	$30,660	$26,790

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.29%[7]	1.39%	1.68%	1.84%	2.21%[7]
After fees waived and expenses absorbed	1.05%[5,7]	1.15%[6]	1.20%	1.20%	1.20%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.02%[7]	(0.15)%	(0.20)%	(0.48)%	(0.69)%[7]
After fees waived and expenses absorbed	0.26%[7]	0.09%	0.28%	0.16%	0.32%[7]

Portfolio turnover rate	28%[4]	70%	57%	51%	55%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor has agreed to voluntarily waive its fees to ensure that the total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.99% of the average daily net assets. Prior to November 1, 2017, the annual operating expense limit was 1.08%. Please see Note 3 for additional information.
[6]	The Advisor has agreed to voluntarily waive its fees and/or to reimburse the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.08% of the average daily net assets. Prior to February 1, 2017, the annual operating expense limit was 1.20%. Please see Note 3 for additional information.
[7]	Annualized

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (Unaudited)

Note 1 – Organization

Segall Bryant & Hamill All Cap Fund (the “All Cap Fund”) and Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Value Fund”) (each a “fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The All Cap Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation. The Small Cap Value Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2017 (Unaudited)

(c) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended June 30, 2015-2017 and the six months ended December 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Segall Bryant & Hamill (the “Advisor”). Under the terms of the Agreement, the All Cap and Small Cap Value Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 0.73% and 0.80%, respectively, of each Fund’s average daily net assets. Prior to November 1, 2017, the All Cap and Small Cap Value Funds paid monthly investment advisory fee at the annual rate of 0.85% and 0.83% of the fund’s average daily net assets. Prior to February 1, 2017, the Small Cap Value Fund paid monthly investment advisory fee at the annual rate of 0.95% of the fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.98% of average daily net assets of the All Cap Fund. The Advisor has contractually agreed to waive its fees and/or pay for other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.99% of average daily net assets of the Small Cap Value Fund. These agreements are in effect until October 31, 2018, and may be terminated before that date only by the Trust’s Board of Trustees

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2017 (Unaudited)

Prior to February 1, 2017, the advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commission, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20% of the average daily net assets of the Fund.

In addition to its contractual expense limitation, the Advisor has also agreed to voluntarily waive its fees and/or to reimburse the Small Cap Value Fund to ensure that the total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.08% of the average daily net assets of the Fund’s shares from February 1, 2017 through October 31, 2017. The Advisor will not seek recoupment of any advisory fees it waived or Fund expenses it paid during such period.

For the six months ended December 31, 2017, the Advisor waived its advisory fees and absorbed other expenses totaling $76,007 and $85,549 for the All Cap and Small Cap Value Funds, respectively. Other than voluntary limitations, the Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred, provided that the reimbursement does not exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The advisor may recapture all or a portion of this amount no later than the dates stated below:

	All Cap Fund	Small Cap Value Fund
2018	$173,235	$178,513
2019	149,081	154,304
2020	159,002	79,511
2021	76,007	31,006
Total	$557,325	$443,334

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended December 31, 2017, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2017 (Unaudited)

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested Fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended December 31, 2017, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At December 31, 2017, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All Cap Fund	Small Cap Value Fund
Cost of investments	$57,639,593	$75,203,973

Gross unrealized appreciation	$16,693,588	$12,481,380
Gross unrealized depreciation	(719,426)	(2,608,784)
Net unrealized appreciation on investments	$15,974,162	$9,872,596

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2017, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

Increase (Decrease)
	Paid-in Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
All Cap Fund	$325	$8,963	$(9,288)
Small Cap Value Fund	$525	$(8,466)	$7,941

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2017 (Unaudited)

As of June 30, 2017, the components of accumulated earnings on a tax basis were as follows:

	All Cap Fund	Small Cap Value Fund
Undistributed ordinary income	$-	$2,308,270
Undistributed long-term capital gains	406,263	1,382,669
Accumulated earnings	406,263	3,690,939

Accumulated capital and other losses	(14,248)	-
Unrealized appreciation on investments	10,464,530	5,347,500
Total accumulated earnings	$10,856,545	$9,038,439

As of June 30, 2017, All Cap Fund had $14,248 of late year losses, which are deferred until fiscal year 2018 for tax purposes. Net capital losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

The tax character of distributions paid during the fiscal years ended June 30, 2017, and June 30, 2016 were as follows:

	All Cap Fund		Small Cap Value Fund
	2017	2016	2017	2016
Distributions paid from:
Ordinary Income	$13,583	$-	$33,070	$690,258
Net long-term capital gains	-	677,206	97,612	931,104
Total distributions paid	$13,583	$677,206	$130,682	$1,621,362

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended December 31, 2017 and for the year ended June 30, 2017, redemption fees were as follows:

	December 31, 2017	June 30, 2017
All Cap Fund	$1,374	$1,174
Small Cap Value Fund	849	6,901

Note 6 – Investment Transactions

For the six months ended December 31, 2017, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
All Cap Fund	$15,124,962	$10,235,724
Small Cap Value Fund	33,470,257	18,828,439

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2017 (Unaudited)

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2017, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2017, in valuing the Funds’ assets carried at fair value:

All Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$70,639,366	$-	$-	$70,639,366
Short-Term Investments	2,974,389	-	-	2,974,389
Total	$73,613,755	$-	$-	$73,613,755

Small Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$80,571,266	$-	$-	$80,571,266
Short-Term Investments	4,505,303	-	-	4,505,303
Total	$85,076,569	$-	$-	$85,076,569

*	The Funds did not hold any Level 2 or 3 securities at period end.
[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 10 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)

Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 11 – Events Subsequent to the Fiscal Year End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on September 19-21, 2017, the Board of Trustees (the "Board") of Investment Managers Series Trust (the "Trust"), including the trustees who are not "interested persons" of the Trust (the "Independent Trustees") as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Segall Bryant & Hamill (the "Investment Advisor") with respect to the Segall Bryant & Hamill All Cap Fund (the "All Cap Fund") and the Segall Bryant & Hamill Small Cap Value Fund (the "Small Cap Fund" and together with the All Cap Fund, the "Funds") series of the Trust for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds selected by Morningstar, Inc. (each a "Peer Group") from its relevant fund universe (each a "Fund Universe") for various periods ended June 30, 2017; and reports comparing the investment advisory fees and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

•	The All Cap Fund’s annualized total return for the three-year period was above the Peer Group median return, but below the Custom All-Cap Growth/Blend Category Fund Universe median return and the Russell 3000 Index return by 0.59% and 2.07%, respectively. The Fund’s total return for the one-year period was below the Peer Group median return by 2.39%, the Index return by 5.37%, and the Fund Universe median return by 7.10%. The Trustees considered the Investment Advisor’s assertion that the market responded very strongly to the U.S. presidential election, with an increase in the values of both cyclical companies and large money center banks, which were two segments of the market in which the Fund was underrepresented. The Trustees also observed that the Fund had relatively low volatility of returns over both periods, as measured by its standard deviation.

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The Small Cap Fund’s annualized total return for the three-year period was slightly below the Peer Group and Small Value Fund Universe median returns by 0.01% and 0.02%, respectively, and below the Russell 2000 Value Index return by 1.23%. The Fund’s total return for the one-year period, at 18.07%, was below the Peer Group and Fund Universe median returns and the Index return by 2.32%, 3.85%, and 6.79%, respectively. The Trustees observed that the Fund’s total return had been greater than the return of the Index in 2014, 2015, and the first half of 2017. The Trustees also noted that the Fund had relatively low volatility of returns over both periods, as measured by its standard deviation.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The All Cap Fund’s annual investment advisory fee (gross of fee waivers) was above both the Peer Group and Custom All-Cap Growth/Blend Category Fund Universe medians by 0.10%. The Board noted that the Fund’s advisory fee was higher than the advisory fee that the Investment Advisor charges its institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Board observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Board also noted that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were slightly higher than the Peer Group median by 0.02%, and higher than the Fund Universe median by 0.18%. The Trustees noted, however, that the Fund’s average net assets were smaller than the average net assets of funds in the Peer Group, and significantly smaller than the average net assets of funds in the Fund Universe.

•	The Small Cap Fund’s annual investment advisory fee (gross of fee waivers) was below the Small Value Fund Universe median, but slightly above the Peer Group median by 0.015%. The Trustees considered that the Investment Advisor lowered the Fund’s advisory fee from 0.95% to 0.83% effective February 1, 2017. The Trustees noted that the advisory fee charged by the Investment Advisor with respect to the Fund was lower than its standard fee schedule for separate accounts managed using the Small Cap Value strategy up to the $25 million asset level, but higher than its standard fee schedule above that level. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees also noted that the Fund’s advisory fee was lower than the advisory fees paid by other series of the Trust managed by the Investment Advisor.

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group and Fund Universe medians by 0.11% and 0.19%, respectively. The Trustees noted, however, that the Fund’s average net assets were significantly smaller than the average net assets of funds in the Peer Group and Fund Universe.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2017, noting that the Investment Advisor had waived a significant portion of its advisory fee with respect to the All Cap Fund and had waived a portion of its advisory fee with respect to the Small Cap Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Investment Advisor from its relationships with the All Cap Fund and the Small Cap Fund were reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds other than its receipt of investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusions

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement with respect to each Fund.

Segall Bryant & Hamill Funds

EXPENSE EXAMPLES

For the Six Months Ended December 31, 2017 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

All Cap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/17	12/31/17	7/1/17 – 12/31/17
Actual Performance	$ 1,000.00	$ 1,083.00	$ 5.55
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,019.87	$ 5.39

*	Expenses are equal to the Fund’s annualized expense ratio of 1.06% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Segall Bryant & Hamill Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended December 31, 2017 (Unaudited)

Small Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/17	12/31/17	7/1/17 – 12/31/17
Actual Performance	$ 1,000.00	$ 1,096.70	$ 5.53
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,019.93	$ 5.32

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Segall Bryant & Hamill Funds

Each a series of Investment Managers Series Trust

Investment Advisor
Segall Bryant & Hamill

540 West Madison Street, Suite 1900

Chicago, Illinois 60661

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Segall Bryant & Hamill All Cap Fund	SBHAX	46141P 784
Segall Bryant & Hamill Small Cap Value Fund	SBHVX	46141P 776

Privacy Principles of the Segall Bryant & Hamill Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Segall Bryant & Hamill Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (866) 490-4999, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (866) 490-4999 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (866) 490-4999. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (866) 490-4999.

Segall Bryant & Hamill Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (866) 490-4999

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/12/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/12/2018

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/12/2018